United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23326

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2019

Date of reporting period: May 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 1.30%
Consumer Staples - 0.04%
Food & Staples Retailing - 0.04%
Nueva Pescanova, S.L.A B C	301,134	$504,618

Energy - 0.71%
Oil, Gas & Consumable Fuels - 0.71%
KNOT Offshore Partners LP	207,261	3,904,797
Whitecap Resources, Inc.	1,233,000	4,123,380

		8,028,177

Total Energy		8,028,177

Financials - 0.28%
Mortgage Real Estate Investment Trusts (REITs) - 0.28%
Annaly Capital Management, Inc.	359,000	3,162,790

Materials - 0.27%
Chemicals - 0.27%
CVR Partners LP	816,191	2,987,259

Total Common Stocks (Cost $16,642,291)		14,682,844

	Principal Amount*
BANK LOAN OBLIGATIONSD - 1.03% (Cost $11,421,090)
Consumer - 1.03%
Gol LuxCo S.A., 6.500%, Due 8/31/2020, 1st Lien Term LoanE	$11,450,000	11,593,125

CORPORATE OBLIGATIONS - 53.48%
Basic Materials - 1.55%
CVR Partners LP / CVR Nitrogen Finance Corp., 9.250%, Due 6/15/2023F	16,915,000	17,422,450

Communications - 5.20%
Iridium Communications, Inc., 10.250%, Due 4/15/2023F	14,775,000	16,067,812
Salem Media Group, Inc., 6.750%, Due 6/1/2024F	16,185,000	14,323,725
Univision Communications, Inc., 5.125%, Due 2/15/2025F	13,150,000	12,042,376
VeriSign, Inc., 4.750%, Due 7/15/2027	15,930,000	16,211,961

		58,645,874

Consumer, Cyclical - 4.51%
Buena Vista Gaming Authority, 13.000%, Due 4/1/2023F	8,490,000	8,872,050
Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, Due 10/15/2025F	18,120,000	17,721,360
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, Due 2/15/2023F	7,705,000	8,070,988
Station Casinos LLC, 5.000%, Due 10/1/2025F	16,880,000	16,247,000

		50,911,398

Consumer, Non-Cyclical - 20.17%
Acadia Healthcare Co., Inc.,
5.125%, Due 7/1/2022	5,500,000	5,527,500
5.625%, Due 2/15/2023	10,393,000	10,405,991
AMN Healthcare, Inc., 5.125%, Due 10/1/2024F	17,772,000	17,638,710
Avanos Medical, Inc., 6.250%, Due 10/15/2022	11,075,000	11,241,125
Charles River Laboratories International, Inc., 5.500%, Due 4/1/2026F	15,778,000	16,389,398
Darling Ingredients, Inc., 5.250%, Due 4/15/2027F	16,605,000	16,809,241
Dole Food Co., Inc., 7.250%, Due 6/15/2025F	16,362,000	15,707,520
Gartner, Inc., 5.125%, Due 4/1/2025F	17,310,000	17,439,825

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2019 (Unaudited)

	Principal Amount*	Fair Value
CORPORATE OBLIGATIONS - 53.48% (continued)
Consumer, Non-Cyclical - 20.17% (continued)
HCA, Inc.,
4.750%, Due 5/1/2023	$10,874,000	$11,449,192
4.500%, Due 2/15/2027	10,441,000	10,788,158
MEDNAX, Inc., 6.250%, Due 1/15/2027F	11,345,000	11,458,450
Service Corp. International, 4.625%, Due 12/15/2027	18,190,000	18,235,475
Simmons Foods, Inc., 5.750%, Due 11/1/2024F	19,645,000	17,582,275
Tenet Healthcare Corp., 4.500%, Due 4/1/2021	14,650,000	14,723,250
TreeHouse Foods, Inc., 6.000%, Due 2/15/2024F	15,749,000	16,052,326
Universal Health Services, Inc., 5.000%, Due 6/1/2026F	15,901,000	16,139,515

		227,587,951

Energy - 6.93%
Berry Petroleum Co. LLC, 7.000%, Due 2/15/2026F	14,944,000	14,458,320
California Resources Corp., 8.000%, Due 12/15/2022F	33,720,000	23,519,700
Denbury Resources, Inc., 5.500%, Due 5/1/2022	26,046,000	17,776,395
Pioneer Energy Services Corp., 6.125%, Due 3/15/2022	22,922,000	10,372,205
Whiting Petroleum Corp., 6.625%, Due 1/15/2026	13,195,000	12,073,425

		78,200,045

Financial - 0.97%
MPT Operating Partnership LP / MPT Finance Corp., 5.000%, Due 10/15/2027	11,120,000	10,981,000

Industrial - 6.33%
AECOM, 5.875%, Due 10/15/2024	13,009,000	13,403,433
BWX Technologies, Inc., 5.375%, Due 7/15/2026F	17,270,000	17,615,400
JPW Industries Holding Corp., 9.000%, Due 10/1/2024F	13,860,000	12,958,875
Kratos Defense & Security Solutions, Inc., 6.500%, Due 11/30/2025F	16,365,000	17,265,075
LSB Industries, Inc., 9.625%, Due 5/1/2023F	9,870,000	10,178,437

		71,421,220

Technology - 7.82%
Booz Allen Hamilton, Inc., 5.125%, Due 5/1/2025F	17,057,000	17,078,322
DynCorp International, Inc., 11.875%, Due 11/30/2020, Cash (10.375%) or PIK (in-kind rate 1.500%)	9,196,789	9,150,805
Entegris, Inc., 4.625%, Due 2/10/2026F	16,515,000	16,432,425
IQVIA, Inc., 5.000%, Due 5/15/2027F	13,710,000	13,907,561
Leidos, Inc.,
7.125%, Due 7/1/2032	10,336,000	11,111,200
5.500%, Due 7/1/2033	6,996,000	6,703,419
Qorvo, Inc., 5.500%, Due 7/15/2026F	13,662,000	13,901,085

		88,284,817

Total Corporate Obligations (Cost $626,913,258)		603,454,755

CONVERTIBLE OBLIGATIONS - 3.50%
Communications - 1.85%
Gogo, Inc., 6.000%, Due 5/15/2022F	20,311,000	20,836,464

Industrial - 1.65%
DHT Holdings, Inc., 4.500%, Due 8/15/2021F	17,453,000	18,679,685

Total Convertible Obligations (Cost $38,088,330)		39,516,149

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2019 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 37.27%
Basic Materials - 1.56%
Kissner Holdings LP / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, Due 12/1/2022F		$16,920,000	$17,596,800

Consumer, Cyclical - 5.91%
Codere Finance 2 Luxembourg S.A., 7.625%, Due 11/1/2021F		6,095,000	5,749,767
Gol Finance, Inc., 7.000%, Due 1/31/2025F		11,935,000	11,278,575
Ladbrokes Group Finance PLC, 5.125%, Due 9/8/2023G	GBP	12,800,000	16,813,509
Servicios Corporativos Javer S.A.B. de C.V., 9.875%, Due 4/6/2021F		6,923,000	6,961,077
Stars Group Holdings B.V. / Stars Group US Co-Borrower LLC, 7.000%, Due 7/15/2026F		14,180,000	14,587,675
Viking Cruises Ltd., 5.875%, Due 9/15/2027F		11,600,000	11,249,912

			66,640,515

Consumer, Non-Cyclical - 8.75%
Clearwater Seafoods, Inc., 6.875%, Due 5/1/2025F		14,335,000	14,155,813
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.500%, Due 12/15/2022F		15,695,000	15,302,625
JBS USA LUX S.A. / JBS USA Finance, Inc., 5.875%, Due 7/15/2024F		17,840,000	18,286,000
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc., 6.500%, Due 4/15/2029F		2,895,000	3,039,750
Minerva Luxembourg S.A., 6.500%, Due 9/20/2026F		14,225,000	14,082,750
Nova Austral S.A., 8.250%, Due 5/26/2021F G		15,800,000	14,970,500
Nueva Pescanova, S.L.,
3.000%, Due 5/23/2024, Tranche AA C	EUR	430,439	365,457
1.000%, Due 5/23/2029, PIK (in-kind rate 1.000%) Tranche BA C	EUR	630,378	267,606
1.000%, Due 5/23/2034, PIK (in-kind rate 1.000%) Tranche CA C	EUR	5,141,700	689,286
Ritchie Bros Auctioneers, Inc., 5.375%, Due 1/15/2025F		17,370,000	17,630,550

			98,790,337

Energy - 9.26%
Athabasca Oil Corp., 9.875%, Due 2/24/2022F		26,405,000	24,820,700
Baytex Energy Corp.,
5.125%, Due 6/1/2021F		6,649,000	6,565,887
5.625%, Due 6/1/2024F		18,160,000	17,025,000
CES Energy Solutions Corp., 6.375%, Due 10/21/2024F	CAD	20,167,000	14,547,814
MEG Energy Corp., 7.000%, Due 3/31/2024F		29,780,000	26,578,650
OKEA AS., 9.097%, Due 6/28/2023, (3-mo. LIBOR + 6.50)G H		14,600,000	15,001,500

			104,539,551

Industrial - 10.89%
ATS Automation Tooling Systems, Inc., 6.500%, Due 6/15/2023F		14,494,000	14,910,702
Borealis Finance LLC, 7.500%, Due 11/16/2022F		12,860,000	12,426,618
Diana Shipping, Inc., 9.500%, Due 9/27/2023		12,300,000	11,931,000
Eagle Bulk Shipco LLC, 8.250%, Due 11/28/2022		17,735,685	17,647,006
MPC Container Ships Invest B.V., 7.357%, Due 9/22/2022, (3-mo. LIBOR + 4.75)G H		16,000,000	16,039,392
Navios Maritime Acquisition Corp. / Navios Acquisition Finance US, Inc., 8.125%, Due 11/15/2021F		19,625,000	15,896,250
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 11.250%, Due 8/15/2022F		20,345,000	12,969,938
Scorpio Tankers, Inc., 3.000%, Due 5/15/2022		21,751,000	21,005,493

			122,826,399

Utilities - 0.90%
Stoneway Capital Corp., 10.000%, Due 3/1/2027F		11,564,185	10,176,483

Total Foreign Corporate Obligations (Cost $429,185,130)			420,570,085

FOREIGN SOVEREIGN OBLIGATIONS - 0.65% (Cost $8,332,648)
Mexican Bonos, 6.500%, Due 6/10/2021, Series M	MXN	147,500,000	7,324,444

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2019 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 0.50% (Cost $5,715,373)
Investment Companies - 0.50%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.32%I J	5,715,373	$5,715,373

TOTAL INVESTMENTS - 97.73% (Cost $1,136,298,120)		1,102,856,775
OTHER ASSETS, NET OF LIABILITIES - 2.27%		25,579,619

TOTAL NET ASSETS - 100.00%		$1,128,436,394

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A	Value was determined using significant unobservable inputs.
B	Non-income producing security.
C	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $1,826,967 or 0.16% of net assets.
D	Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
E	Fixed Rate.
F

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $773,626,204 or 68.56% of net assets. The Fund has no right to demand registration of these securities.

G

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

H

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on May 31, 2019.

I	The Fund is affiliated by having the same investment advisor.
J	7-day yield.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

Short Futures Contracts Open on May 31, 2019:

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
British Pound Currency Futures	217	June 2019	$(17,821,872)	$(17,147,069)	$674,803
Canadian Dollar Currency Futures	256	June 2019	(19,138,380)	(18,940,160)	198,220
Euro Currency Futures	13	June 2019	(1,841,728)	(1,817,887)	23,841

			$(38,801,980)	$(37,905,116)	$896,864

Glossary:

Currency Abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2019, the investments were classified as described below:

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$14,178,226	$—	$504,618	$14,682,844
Bank Loan Obligations	—	11,593,125	—	11,593,125
Corporate Obligations	—	603,454,755	—	603,454,755
Convertible Obligations	—	39,516,149	—	39,516,149
Foreign Corporate Obligations	—	419,247,736	1,322,349	420,570,085
Foreign Sovereign Obligations	—	7,324,444	—	7,324,444
Short-Term Investments	5,715,373	—	—	5,715,373

Total Investments in Securities - Assets	$19,893,599	$1,081,136,209	$1,826,967	$1,102,856,775

Financial Derivative Instruments - Assets
Futures Contracts	$896,864	$—	$—	$896,864

Total Financial Derivative Instruments - Assets	$896,864	$—	$—	$896,864

U.S. GAAP requires transfers between all levels to/from level 3 to be disclosed. During the period ended May 31, 2019, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2018	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 5/31/2019	Unrealized Appreciation (Depreciation) at Period end**
Common Stocks	$454,404	$—	$—	$—	$—	$50,214	$—	$—	$504,618	$343,293
Foreign Corporate Obligations	1,593,515	5,975	—	63,613	—	(340,754)	—	—	1,322,349	(386,278)

	$2,047,919	$5,975	$—	$63,613	$—	$(290,540)	$—	$—	$1,826,967	$(42,985)

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The common stock and foreign corporate obligations were received from a bankruptcy restructuring. They were fair valued based on single broker quotes, and therefore, classified as Level 3 securities due to the use of significant unobservable inputs.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 0.01%
Consumer Discretionary - 0.01%
Diversified Consumer Services - 0.01%
Tweddle Group, Inc.A B C	2,722	$124,994

Financials - 0.00%
Diversified Financial Services - 0.00%
RCS 2L EscrowA B C	667	—

Information Technology - 0.00%
Internet Software & Services - 0.00%
Answers Corp.C	23	23
Answers Holdings, Inc.C	4,206	4,206

		4,229

Total Information Technology		4,229

Total Common Stocks (Cost $208,607)		129,223

WARRANTS - 0.00% (Cost $0)
Materials - 0.00%
Euramax Holdings, Inc.A B C	20	—

	Principal Amount
BANK LOAN OBLIGATIONSD - 85.37%
Basic Materials - 5.16%
4L Technologies, Inc., 6.939%, Due 5/8/2020, 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	$9,611,750	9,131,163
Aleris International, Inc., 7.189%, Due 2/27/2023, 2018 Term Loan, (1-mo. LIBOR + 4.750%)	6,618,983	6,621,034
Archroma Finance S.a.r.l., 6.581%, Due 8/11/2024, USD 2017 Term Loan B2, (3-mo. LIBOR + 4.000%)	1,973,940	1,955,839
Atkore International, Inc., 5.360%, Due 12/22/2023, 2016 1st Lien Term Loan, (3-mo. LIBOR + 2.750%)	4,848,370	4,812,007
Berry Global, Inc., Due 5/15/2026, USD Term Loan UF	2,963,000	2,946,348
Cyanco Intermediate Corp., 5.939%, Due 3/16/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	8,365,067	8,330,184
Distribution International, Inc., 7.610%, Due 12/15/2021, New Term Loan, (3-mo. LIBOR + 5.000%)	1,087,799	1,010,293
DuBois Chemicals, Inc., 5.689%, Due 3/15/2024, 2017 1st Lien Term Loan B, (1-mo. LIBOR + 3.250%)	2,978,943	2,934,259
New Arclin U.S. Holding Corp.,
5.939%, Due 2/14/2024, 2018 Term Loan, (1-mo. LIBOR + 3.500%)	5,819,923	5,807,818
11.189%, Due 2/14/2025, 2nd Lien Term Loan, (1-mo. LIBOR + 8.750%)	2,720,000	2,706,400
OCI Beaumont LLC, 6.601%, Due 2/14/2025, 2018 Term Loan, (3-mo. LIBOR + 4.000%)	5,467,241	5,453,573
Phoenix Services International LLC, 6.203%, Due 3/1/2025, Term Loan, (1-mo. LIBOR + 3.750%)	7,920,000	7,907,645
Polymer Additives, Inc., 8.439%, Due 7/31/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 6.000%)	10,486,660	10,067,194
Starfruit Finco B.V., 5.717%, Due 10/1/2025, 2018 USD Term Loan B, (1-mo. LIBOR + 3.250%)	5,357,000	5,309,001
Tensar Corp., 7.351%, Due 7/9/2021, Term Loan, (3-mo. LIBOR + 4.750%)	705,082	659,252
Vantage Specialty Chemicals, Inc.,
6.022%, Due 10/28/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	2,843,575	2,793,812
6.079%, Due 10/28/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	3,345,620	3,287,072
10.851%, Due 10/27/2025, 2017 2nd Lien Term Loan, (3-mo. LIBOR + 8.250%)	5,146,000	4,888,700
Vectra Co., 9.689%, Due 3/8/2026, 2nd Lien Term Loan, (1-mo. LIBOR + 7.250%)	2,397,000	2,331,082
Zep, Inc., 6.601%, Due 8/12/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	4,160,303	3,303,280

		92,255,956

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 85.37% (continued)
Consumer - 15.18%
ABG Intermediate Holdings LLC, 5.939%, Due 9/26/2024, 2017 1st Lien Add-On Term Loan, (1-mo. LIBOR + 3.500%)	$15,040,029	$14,770,512
Adient US LLC,
6.815%, Due 5/6/2024, Term Loan B, (3-mo. LIBOR + 4.250%)	962,250	946,132
6.889%, Due 5/6/2024, Term Loan B, (3-mo. LIBOR + 4.250%)	2,886,750	2,838,397
AP NMT Acquisition B.V., 8.350%, Due 8/13/2021, USD 1st Lien Term Loan, (3-mo. LIBOR + 5.750%)	6,559,008	6,517,096
APX Group, Inc.,
7.439%, Due 4/1/2024, 2018 Term Loan B, (1-mo. LIBOR + 4.000%)	5,650,901	5,424,865
9.500%, Due 4/1/2024, 2018 Term Loan B, (3-mo. PRIME + 4.000%)	6,669	6,402
ASP Unifrax Holdings, Inc.,
6.351%, Due 12/12/2025, Term Loan B, (3-mo. LIBOR + 3.750%)	5,978,018	5,839,029
11.093%, Due 12/14/2026, 2nd Lien Term Loan, (3-mo. LIBOR + 8.500%)	2,287,000	2,184,085
Belfor Holdings, Inc., 6.439%, Due 4/6/2026, Term Loan B, (1-mo. LIBOR + 4.000%)	1,554,000	1,554,000
Bulldog Purchaser, Inc.,
3.750%, Due 8/22/2025, 2018 Delayed Draw Term Loan, (1-mo. LIBOR + 3.750%)E	238,819	236,132
6.189%, Due 9/5/2025, 2018 Term Loan, (1-mo. LIBOR + 3.750%)	9,980,030	9,867,755
7.750%, Due 8/21/2026, 2018 2nd Lien Delayed Draw Term Loan, (1-mo. LIBOR + 7.750%)E	40,860	40,451
10.189%, Due 9/4/2026, 2018 2nd Lien Term Loan, (1-mo. LIBOR + 7.750%)	269,674	266,977
Cast and Crew Payroll LLC, 6.440%, Due 2/9/2026, 2019 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	3,500,000	3,516,625
Comet Acquisition, Inc.,
5.939%, Due 10/24/2025, Term Loan, (1-mo. LIBOR + 3.500%)	5,000	4,929
6.022%, Due 10/24/2025, Term Loan, (3-mo. LIBOR + 3.500%)	1,990,000	1,961,802
Comet Bidco Ltd.,
7.439%, Due 9/30/2024, 2018 USD Term Loan B, (1-mo. LIBOR + 5.000%)	6,930	6,826
7.522%, Due 9/30/2024, 2018 USD Term Loan B, (3-mo. LIBOR + 5.000%)	1,379,105	1,358,418
Corsair Components, Inc., 6.851%, Due 9/6/2024, 2017 1st Lien Term Loan B, (3-mo. LIBOR + 4.250%)	1,568,146	1,544,624
Del Frisco’s Restaurant Group, Inc., 8.500%, Due 6/27/2025, 2018 Incremental Term Loan, (1-mo. LIBOR + 6.000%)	7,818,915	7,467,064
Deluxe Entertainment Services Group, Inc., 8.076%, Due 2/28/2020, Term Loan 2014	1,037,816	923,656
Dhanani Group, Inc., 6.189%, Due 7/20/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	5,885,513	5,679,520
DHX Media Ltd.,
6.189%, Due 12/29/2023, Term Loan B, (1-mo. LIBOR + 3.750%)	6,729,018	6,459,857
8.250%, Due 12/29/2023, Term Loan B, (3-mo. PRIME + 2.750%)	243,942	234,184
Financial & Risk US Holdings, Inc., 6.189%, Due 10/1/2025, 2018 USD Term Loan, (1-mo. LIBOR + 3.750%)	11,066,265	10,780,977
Fogo de Chao Churrascaria Holdings LLC, 6.689%, Due 4/5/2025, 2018 Add On Term Loan, (1-mo. LIBOR + 4.250%)	4,049,300	4,051,851
G-III Apparel Group Ltd.,
7.688%, Due 12/1/2022, Term Loan B, (1-mo. LIBOR + 5.250%)	326,143	326,688
7.750%, Due 12/1/2022, Term Loan B, (1-mo. LIBOR + 5.250%)	978,429	980,063
Give & Go Prepared Foods Corp., 6.851%, Due 7/29/2023, 2017 1st Lien Add-On Term Loan (3-mo. LIBOR + 4.250%)	10,634,900	9,717,640
Global Eagle Entertainment, Inc., 10.349%, Due 1/6/2023, 1st Lien Term Loan, (6-mo. LIBOR + 7.500%)	15,963,011	15,164,860
GOBP Holdings, Inc., 6.351%, Due 10/18/2025, 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	3,376,538	3,368,940
Hearthside Food Solutions LLC, 6.126%, Due 5/23/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.688%)	5,676,651	5,538,765
Holley Purchaser, Inc., 7.583%, Due 10/24/2025, Term Loan B, (3-mo. LIBOR + 5.000%)	1,995,000	1,955,100
International Textile Group, Inc.,
7.486%, Due 5/1/2024, 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	3,447,131	3,257,539

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 85.37% (continued)
Consumer - 15.18% (continued)
International Textile Group, Inc. (continued)
11.486%, Due 5/1/2025, 2nd Lien Term Loan, (1-mo. LIBOR + 9.000%)	$4,347,000	$3,912,300
Laureate Education, Inc., 8.000%, Due 4/26/2024, 2017 Term Loan B, (3-mo. PRIME + 2.500%)	3,987,789	3,981,808
Leslie’s Poolmart, Inc., 5.981%, Due 8/16/2023, 2016 Term Loan, (2-mo. LIBOR + 3.500%)	8,702,523	8,432,136
Mavis Tire Express Services Corp.,
2.000%, Due 3/20/2025, 2018 Delayed Draw Term Loan, (1-mo. LIBOR + 2.000%)E	409,212	401,028
5.680%, Due 3/20/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	3,231,554	3,166,923
Mohegan Tribal Gaming Authority, 6.439%, Due 10/13/2023, 2016 Term Loan B, (1-mo. LIBOR + 4.000%)	7,679,612	7,199,637
NorthPole Newco S.a r.l, 9.601%, Due 4/10/2025, Term Loan, (3-mo. LIBOR + 7.000%)	8,000,000	7,260,000
NPC International, Inc., 5.939%, Due 4/19/2024, 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	6,850,973	5,371,163
P.F. Chang’s China Bistro, Inc., 9.092%, Due 3/1/2026, 2019 Term Loan B, (3-mo. LIBOR + 6.500%)	3,197,000	3,097,094
Panther BF Aggregator 2 LP, 5.929%, Due 4/30/2026, USD Term Loan B, (1-mo. LIBOR + 3.500%)	15,328,000	15,203,537
Playpower, Inc., 7.985%, Due 4/26/2026, 2019 Term Loan, (3-mo. LIBOR + 5.500%)	1,351,911	1,353,600
Polyconcept Investments B.V., 6.189%, Due 8/16/2023, USD 2016 Term Loan B, (1-mo. LIBOR + 3.750%)	2,715,714	2,719,109
ProQuest LLC, 5.851%, Due 10/24/2021, New Term Loan B, (3-mo. LIBOR + 3.250%)	5,115,450	5,096,267
PS HoldCo LLC, 7.189%, Due 3/1/2025, Term Loan, (1-mo. LIBOR + 4.750%)	4,477,500	4,455,112
PSC Industrial Holdings Corp., 10.940%, Due 10/3/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 8.500%)	3,025,000	2,904,000
PT Intermediate Holdings III LLC, 6.601%, Due 12/7/2024, 1st Lien Term Loan B, (3-mo. LIBOR + 4.000%)	4,981,938	4,795,115
Pure Fishing, Inc., 6.952%, Due 11/30/2025, Term Loan, (3-mo. LIBOR + 4.500%)	4,693,000	4,458,350
Q Holding Co., 7.439%, Due 12/16/2021, Term Loan B, (1-mo. LIBOR + 5.000%)	6,137,086	6,091,057
Recess Holdings, Inc., 10.189%, Due 9/29/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 7.750%)	2,140,000	2,043,700
Stratose Intermediate Holdings II LLC, 5.689%, Due 6/22/2023, 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	2,337,541	2,318,070
TGP Holdings III LLC,
6.851%, Due 9/25/2024, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.250%)	7,822,683	7,151,262
11.101%, Due 9/25/2025, 2nd Lien Term Loan, (3-mo. LIBOR + 8.500%)	3,473,000	3,229,890
TopGolf International, Inc., 7.967%, Due 2/9/2026, Term Loan B, (1-mo. LIBOR + 5.500%)	4,000,000	4,010,000
United Natural Foods, Inc., 6.689%, Due 10/22/2025, Term Loan B, (1-mo. LIBOR + 4.250%)	19,938,889	17,047,750
USS Ultimate Holdings, Inc., 6.189%, Due 8/25/2024, 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	4,688,349	4,686,005
Wand NewCo 3, Inc., 5.967%, Due 2/5/2026, 2019 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	2,056,000	2,058,570
Winnebago Industries, Inc., 6.101%, Due 11/8/2023, 2017 Term Loan, (3-mo. LIBOR + 3.500%)	4,260,533	4,212,602

		271,447,846

Defense - 0.59%
Maxar Technologies Ltd., 5.190%, Due 10/4/2024, Term Loan B, (1-mo. LIBOR + 2.750%)	7,190,795	6,309,923
MB Aerospace Holdings, Inc., 5.939%, Due 1/22/2025, 2017 Term Loan, (1-mo. LIBOR + 3.500%)	4,467,450	4,327,842

		10,637,765

Energy - 2.34%
BCP Renaissance Parent LLC, 6.083%, Due 10/31/2024, 2017 Term Loan B, (3-mo. LIBOR + 3.500%)	2,659,900	2,643,276
EG Finco Ltd., 10.601%, Due 4/20/2026, 2018 USD 2nd Lien Term Loan, (3-mo. LIBOR + 8.000%)	5,826,056	5,753,230
EG Finco Ltd., 6.601%, Due 2/7/2025, 2018 USD Term Loan, (3-mo. LIBOR + 4.000%)	8,417,967	8,256,595

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 85.37% (continued)
Energy - 2.34% (continued)
EG Group Ltd., 6.601%, Due 2/7/2025, 2018 USD Term Loan B, (3-mo. LIBOR + 4.000%)	$1,188,000	$1,165,226
McDermott Technology Americas, Inc., 7.439%, Due 5/10/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	8,636,712	8,370,443
Natgasoline LLC, 6.125%, Due 11/14/2025, Term Loan B, (3-mo. LIBOR + 3.500%)	7,454,318	7,435,682
Navios Maritime Midstream Partners LP, 7.140%, Due 6/18/2020, Term Loan B, (3-mo. LIBOR + 4.500%)	73,150	71,870
Southcross Energy Partners LP,
10.750%, Due 10/1/2019, 2019 DIP Roll Up Term Loan, (1-mo. LIBOR + 5.250%)	2,056,961	1,892,404
12.460%, Due 10/1/2019, Delayed Draw Term Loan, (1-mo. LIBOR + 10.000%)	604,819	600,283
12.480%, Due 10/1/2019, Delayed Draw Term Loan, (1-mo. LIBOR + 10.000%)	609,932	605,357
14.500%, Due 10/1/2019, DIP LC Term Loan, (3-mo. PRIME + 9.000%)	1,118,209	1,112,617
10.750%, Due 8/4/2021, 1st Lien Term Loan, (3-mo. PRIME + 5.250%)	5,540,631	4,058,512

		41,965,495

Financial - 7.27%
AIS Holdco LLC, 7.583%, Due 8/15/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 5.000%)	2,492,450	2,293,054
AmeriLife Group LLC, 7.189%, Due 6/18/2022, 1st Lien Term Loan, (1-mo. LIBOR + 4.750%)	1,422,789	1,419,232
Amynta Agency Borrower, Inc.,
6.939%, Due 2/28/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	9,886,096	9,540,083
10.939%, Due 3/2/2026, 2018 2nd Lien Term Loan, (1-mo. LIBOR + 8.500%)	6,119,000	5,996,620
Aretec Group, Inc., 6.689%, Due 10/1/2025, 2018 Term Loan, (1-mo. LIBOR + 4.250%)	6,853,370	6,733,436
Asurion LLC, 5.439%, Due 11/3/2024, 2018 Term Loan B7, (1-mo. LIBOR + 3.000%)	6,824,084	6,788,735
Avison Young (Canada), Inc.,
7.439%, Due 1/31/2026, Term Loan, (1-mo. LIBOR + 5.000%)	61,477	60,247
7.481%, Due 1/31/2026, Term Loan, (2-mo. LIBOR + 5.000%)	184,431	180,742
7.522%, Due 1/31/2026, Term Loan, (3-mo. LIBOR + 5.000%)	671,251	657,826
7.541%, Due 1/31/2026, Term Loan, (2-mo. LIBOR + 5.000%)	614,769	602,474
7.583%, Due 1/31/2026, Term Loan, (3-mo. LIBOR + 5.000%)	461,077	451,855
Confie Seguros Holding II Co.,
7.189%, Due 4/19/2022, 2016 Term Loan B, (1-mo. LIBOR + 4.750%)	12,443,165	12,378,336
11.126%, Due 10/31/2025, 2018 2nd Lien Term Loan, (3-mo. LIBOR + 8.500%)	6,375,000	6,204,979
DTZ U.S. Borrower LLC, 5.689%, Due 8/21/2025, 2018 Add On Term Loan B, (1-mo. LIBOR + 3.250%)	5,825,877	5,805,836
Forest City Enterprises LP, 6.439%, Due 12/7/2025, Term Loan B, (1-mo. LIBOR + 4.000%)	3,990,000	3,998,299
Guggenheim Partners LLC, 5.189%, Due 7/21/2023, 2016 Term Loan, (1-mo. LIBOR + 2.750%)	7,495,397	7,495,397
Higginbotham Insurance Agency, Inc., 6.439%, Due 12/19/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	6,247,913	6,122,954
Hudson River Trading LLC, 5.939%, Due 4/3/2025, 2018 Incremental Term Loan, (1-mo. LIBOR + 3.500%)	4,782,943	4,770,986
Jane Street Group LLC, 5.439%, Due 8/25/2022, 2018 Term Loan B, (1-mo. LIBOR + 3.000%)	7,987,923	7,947,983
Jefferies Finance LLC, Due 5/21/2026, 2019 Term LoanF	1,112,000	1,109,565
Kestra Financial, Inc.,
4.250%, Due 6/15/2022, 2019 Term Loan	2,439,106	2,429,959
6.772%, Due 6/15/2022, Term Loan, (3-mo. LIBOR + 4.250%)	2,921,053	2,917,401
Millennium Trust Co. LLC, 7.439%, Due 2/26/2026, Term Loan B, (1-mo. LIBOR + 5.000%)	3,703,000	3,681,412
St. George’s University Scholastic Services, 5.940%, Due 6/21/2025, 2018 1st Lien Term Loan B, (1-mo. LIBOR + 3.500%)	9,616,662	9,632,722
StepStone Group LP, 6.439%, Due 3/14/2025, Term Loan B, (1-mo. LIBOR + 4.000%)	2,826,450	2,819,384
Stiphout Finance LLC, 5.439%, Due 10/26/2022, USD 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	4,936,322	4,837,596
UFC Holdings LLC, 5.690%, Due 4/29/2026, 2019 Term Loan, (1-mo. LIBOR + 3.250%)	3,294,598	3,285,407
VFH Parent LLC, 6.126%, Due 3/1/2026, 2019 Term Loan B, (1-mo. LIBOR + 3.500%)	9,860,000	9,863,057

		130,025,577

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 85.37% (continued)
Health Care - 7.03%
21st Century Oncology Holdings, Inc., 8.735%, Due 1/16/2023, Exit Term Loan, (3-mo. LIBOR + 6.125%)	$4,252,966	$3,718,708
ABB Concise Optical Group LLC,
7.453%, Due 6/15/2023, 2016 Term Loan B, (1-mo. LIBOR + 5.000%)	27,198	25,736
7.580%, Due 6/15/2023, 2016 Term Loan B, (3-mo. LIBOR + 5.000%)	213,407	201,936
Air Methods Corp., 6.101%, Due 4/21/2024, 2017 Term Loan B, (3-mo. LIBOR + 3.500%)	9,264,138	8,055,168
Amneal Pharmaceuticals LLC, 6.000%, Due 5/4/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	4,963,706	4,917,792
Athenahealth, Inc.,
6.951%, Due 2/11/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.500%)	53,653	53,541
7.045%, Due 2/11/2026, 2019 Term Loan B, (3-mo. LIBOR + 4.500%)	21,407,348	21,362,820
Brightspring Health Services, 6.961%, Due 3/5/2026, Term Loan B, (1-Wk. LIBOR + 4.500%)	12,094,000	12,066,305
BW NHHC Holdco, Inc., 7.430%, Due 5/15/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	1,618,768	1,497,360
FHC Health Systems, Inc., 6.439%, Due 12/23/2021, 2014 Term Loan, (1-mo. LIBOR + 4.000%)	143,488	135,596
Gentiva Health Services, Inc., 6.250%, Due 7/2/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	4,934,115	4,934,115
Global Medical Response, Inc., 4.250%, Due 3/14/2025, 2017 Term Loan B2	9,066,694	8,874,027
HC Group Holdings II, Inc., Due 5/21/2026, Term Loan BF	3,006,000	2,983,455
Innoviva, Inc., 7.022%, Due 8/11/2022, 2017 Term Loan B, (3-mo. LIBOR + 4.500%)	357,500	350,350
Lifescan Global Corp.,
8.658%, Due 9/27/2024, 2018 1st Lien Term Loan, (3-mo. LIBOR + 6.000%)	6,690,825	6,456,646
12.160%, Due 9/26/2025, 2018 2nd Lien Term Loan, (3-mo. LIBOR + 9.500%)	4,506,000	4,111,725
Matrix Medical Network of Arizona LLC, 7.189%, Due 2/7/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.750%)	6,137,969	5,938,485
MDVIP, Inc., 6.680%, Due 11/14/2024, 2017 Term Loan, (1-mo. LIBOR + 4.250%)	2,272,238	2,260,876
National Mentor Holdings, Inc.,
6.690%, Due 3/9/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.250%)	2,824,561	2,829,872
6.690%, Due 3/9/2026, 2019 Term Loan C, (1-mo. LIBOR + 4.250%)	175,439	175,769
Onex TSG Intermediate Corp., 6.439%, Due 7/31/2022, 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	8,525,617	8,453,661
Premise Health Holding Corp.,
1.000%, Due 7/10/2025, 2018 1st Lien Delayed Draw Term Loan, (1-mo. LIBOR + 1.000%)E	391,699	387,457
6.351%, Due 7/10/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	4,910,923	4,857,738
Quorum Health Corp., 9.189%, Due 4/29/2022, Term Loan B, (1-mo. LIBOR + 6.750%)	1,833,686	1,808,932
RegionalCare Hospital Partners Holdings, Inc., 6.930%, Due 11/16/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.500%)	9,580,988	9,551,861
U.S. Renal Care, Inc., 6.851%, Due 12/30/2022, 2015 1st Lien Term Loan, (3-mo. LIBOR + 4.250%)	4,866,848	4,865,826
Wellpath Holdings, Inc., 7.939%, Due 9/20/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 5.500%)	4,987,500	4,856,578

		125,732,335

Manufacturing - 10.26%
Advanced Integration Technology LP, 7.189%, Due 4/3/2023, 2017 Term Loan B, (1-mo. LIBOR + 4.750%)	5,217,956	5,191,866
Airxcel, Inc.,
6.939%, Due 4/28/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	9,314,613	8,654,859
11.189%, Due 4/27/2026, 2018 2nd Lien Term Loan, (1-mo. LIBOR + 8.750%)	4,026,000	3,613,335
Anvil International LLC, Due 5/17/2026, 2019 Term LoanF	1,817,000	1,780,660
ASG Technologies Group, Inc., 5.939%, Due 7/31/2024, 2018 Term Loan, (1-mo. LIBOR + 3.500%)	8,290,490	8,249,037
Associated Asphalt Partners LLC, 7.689%, Due 4/5/2024, 2017 Term Loan B, (1-mo. LIBOR + 5.250%)	5,887,380	5,740,195
Big Ass Fans LLC, 6.351%, Due 5/21/2024, 2018 Term Loan, (3-mo. LIBOR + 3.750%)	7,784,649	7,779,823

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 85.37% (continued)
Manufacturing - 10.26% (continued)
Bright Bidco B.V.,
5.939%, Due 6/30/2024, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	$6,223,065	$4,698,414
6.101%, Due 6/30/2024, 2018 Term Loan B, (3-mo. LIBOR + 3.500%)	12,937,926	9,768,134
Brookfield WEC Holdings, Inc., 5.939%, Due 8/1/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	3,016,440	3,007,813
Commercial Vehicle Group, Inc., 8.439%, Due 4/12/2023, Term Loan B, (1-mo. LIBOR + 6.000%)	2,696,101	2,682,620
Constellis Holdings LLC,
7.541%, Due 4/21/2024, 2017 1st Lien Term Loan, (2-mo. LIBOR + 5.000%)	16,168	13,419
7.583%, Due 4/21/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 5.000%)	6,337,671	5,260,267
11.583%, Due 4/21/2025, 2017 2nd Lien Term Loan, (3-mo. LIBOR + 9.000%)	5,861,000	4,688,800
DG Investment Intermediate Holdings, Inc., 5.439%, Due 2/3/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	11,744,478	11,436,185
Euramax International, Inc., 8.000%, Due 2/6/2021, Unsecured Term Loan, (3-mo. LIBOR + 2.000%)A B	384,349	328,964
GlobalLogic Holdings, Inc., 5.689%, Due 8/1/2025, 2018 Add On 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	8,578,268	8,560,425
Greenway Health LLC, 6.350%, Due 2/14/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	12,248,434	10,656,137
Innovative Water Care Global Corp., 7.601%, Due 2/20/2026, 1st Lien Term Loan, (3-mo. LIBOR + 5.000%)	3,192,000	3,021,771
Innovative Xcessories & Services LLC, 7.190%, Due 11/29/2022, Term Loan B, (1-mo. LIBOR + 4.750%)	6,736,176	6,668,815
Ivanti Software, Inc.,
6.720%, Due 1/20/2024, 2017 Term Loan B, (1-mo. LIBOR + 4.250%)	1,471,641	1,460,912
11.470%, Due 1/20/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 9.000%)	2,828,000	2,776,163
Navios Maritime Partners LP, 7.600%, Due 9/14/2020, 2017 Term Loan B, (3-mo. LIBOR + 5.000%)	1,664,559	1,653,123
NCI Building Systems, Inc., 6.354%, Due 4/12/2025, 2018 Term Loan, (3-mo. LIBOR + 3.750%)	10,272,375	10,113,975
Netsmart Technologies, Inc.,
6.189%, Due 4/19/2023, Term Loan D1, (1-mo. LIBOR + 3.750%)	7,541,472	7,470,809
9.939%, Due 10/19/2023, 2018 2nd Lien Term Loan B, (1-mo. LIBOR + 7.500%)	354,000	350,460
NN, Inc.,
5.689%, Due 4/2/2021, 2017 Term Loan, (1-mo. LIBOR + 3.250%)	5,764,042	5,677,582
6.189%, Due 10/19/2022, 2016 Term Loan B, (1-mo. LIBOR + 3.750%)	10,202,948	10,100,919
Novetta Solutions LLC, 7.440%, Due 10/16/2022, 2015 Term Loan, (1-mo. LIBOR + 5.000%)	287,626	282,593
PAE Holding Corp., 7.939%, Due 10/20/2022, 1st Lien Term Loan, (1-mo. LIBOR + 5.500%)	3,811,822	3,840,410
Transplace Holdings, Inc., 6.180%, Due 10/7/2024, 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	6,874,162	6,852,714
TRC Companies, Inc., 5.939%, Due 6/21/2024, Term Loan, (1-mo. LIBOR + 3.500%)	4,761,490	4,761,490
TurboCombustor Technology, Inc., 6.939%, Due 12/2/2020, New Term Loan B, (1-mo. LIBOR + 4.500%)	7,422,393	7,199,722
VIP Cinema Holdings, Inc., 8.430%, Due 3/1/2023, USD Term Loan B, (1-mo. LIBOR + 6.000%)	4,529,676	4,110,681
Werner FinCo LP, 6.601%, Due 7/24/2024, 2017 Term Loan, (3-mo. LIBOR + 4.000%)	5,320,193	5,054,183

		183,507,275

Media - 1.32%
Allen Media LLC,
8.967%, Due 9/22/2023, 2018 Term Loan B, (1-mo. LIBOR + 6.500%)	346,267	344,535
9.148%, Due 9/22/2023, 2018 Term Loan B, (3-mo. LIBOR + 6.500%)	2,218,271	2,207,180
AppLovin Corp., 6.189%, Due 8/15/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	9,101,190	9,095,547
SurveyMonkey, Inc., 6.150%, Due 10/10/2025, 2018 Term Loan B, (1-Wk. LIBOR + 3.750%)	3,522,124	3,495,708
Univision Communications, Inc., 5.189%, Due 3/15/2024, Term Loan C5, (1-mo. LIBOR + 2.750%)	8,971,708	8,499,437

		23,642,407

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 85.37% (continued)
Service - 19.21%
Access CIG LLC, 6.189%, Due 2/27/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	$9,376,299	$9,326,510
Alvogen Pharma US, Inc., Due 4/2/2022, 2018 Term Loan BF	2,507,472	2,294,337
ASP MCS Acquisition Corp., 7.189%, Due 5/18/2024, Term Loan B, (1-mo. LIBOR + 4.750%)	6,399,823	4,121,486
Aveanna Healthcare LLC, 6.689%, Due 3/18/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 4.250%)	7,300,798	7,027,018
Blount International, Inc., 6.189%, Due 4/12/2023, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	5,940,150	5,936,467
Blucora, Inc., 5.481%, Due 5/22/2024, 2017 Term Loan B, (2-mo. LIBOR + 3.000%)	1,575,867	1,573,408
Boing US Holdco, Inc., 5.717%, Due 10/3/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	5,186,370	5,160,438
Brand Energy & Infrastructure Services, Inc.,
6.802%, Due 6/21/2024, 2017 Term Loan, (2-mo. LIBOR + 4.250%)	5,662,318	5,487,126
6.842%, Due 6/21/2024, 2017 Term Loan, (3-mo. LIBOR + 4.250%)	6,386,854	6,189,245
6.851%, Due 6/21/2024, 2017 Term Loan, (3-mo. LIBOR + 4.250%)	92,686	89,818
Capstone Logistics LLC, 6.939%, Due 10/7/2021, Term Loan B, (1-mo. LIBOR + 4.500%)	1,556,470	1,543,505
CDS U.S. Intermediate Holdings, Inc.,
6.189%, Due 7/8/2022, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	8,683,866	8,488,479
6.351%, Due 7/8/2022, 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	7,407,244	7,240,581
10.689%, Due 7/10/2023, 2nd Lien Term Loan, (1-mo. LIBOR + 8.250%)	2,601,391	2,315,238
10.851%, Due 7/10/2023, 2nd Lien Term Loan, (1-mo. LIBOR + 8.250%)	3,494,405	3,110,021
Cengage Learning, Inc., 6.680%, Due 6/7/2023, 2016 Term Loan B, (1-mo. LIBOR + 4.250%)	13,397,492	12,739,541
Chloe OX Parent LLC, 7.101%, Due 12/29/2024, 1st Lien Term Loan, (3-mo. LIBOR + 4.500%)	4,950,000	4,950,000
Cvent, Inc., 6.189%, Due 11/29/2024, 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	8,921,880	8,814,104
Deliver Buyer, Inc., 7.601%, Due 5/1/2024, Term Loan B, (3-mo. LIBOR + 5.000%)	12,826,811	12,722,657
Digital Room Holdings, Inc., Due 5/21/2026, Term LoanF	2,092,000	2,055,390
DTI Holdco, Inc.,
7.291%, Due 9/30/2023, 2018 Term Loan B, (2-mo. LIBOR + 4.750%)	24,939	23,068
7.333%, Due 9/30/2023, 2018 Term Loan B, (3-mo. LIBOR + 4.750%)	9,690,815	8,964,004
Employbridge LLC, 7.101%, Due 4/18/2025, Term Loan B, (3-mo. LIBOR + 4.500%)	7,302,214	7,283,958
EVO Payments International LLC, 5.680%, Due 12/22/2023, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	2,633,221	2,626,638
Heartland Dental LLC,
3.750%, Due 4/30/2025, 2018 Delayed Draw Term Loan, (1-mo. LIBOR + 3.750%)E	319,087	308,452
6.189%, Due 4/30/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	14,258,145	13,782,921
I-Logic Technologies Bidco Ltd., 5.901%, Due 12/21/2024, 2018 USD Term Loan, (3-mo. LIBOR + 3.250%)	5,745,065	5,587,076
IG Investment Holdings LLC,
6.439%, Due 5/23/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	1,283,973	1,275,628
6.601%, Due 5/23/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	879,618	873,900
Imagine! Print Solutions, Inc.,
7.190%, Due 6/21/2022, 2017 Term Loan, (1-mo. LIBOR + 4.750%)	8,610,163	7,361,689
11.190%, Due 6/21/2023, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 8.750%)	1,019,000	815,200
Internap Corp., 8.690%, Due 4/6/2022, 2017 Term Loan, (1-mo. LIBOR + 4.750%)	899,119	845,171
Keystone Acquisition Corp., 7.851%, Due 5/1/2024, 1st Lien Term Loan, (3-mo. LIBOR + 5.250%)	3,363,775	3,279,681
Kingpin Intermediate Holdings LLC, 5.940%, Due 7/3/2024, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	11,095,506	11,074,757
LifeMiles Ltd., 7.939%, Due 8/18/2022, Term Loan B, (1-mo. LIBOR + 5.500%)	4,438,284	4,416,093
LSC Communications, Inc., 7.896%, Due 9/30/2022, 2017 Term Loan B, (1-Wk. LIBOR + 5.500%)	1,178,862	1,172,968
LSF9 Atlantis Holdings LLC, 8.467%, Due 5/1/2023, 2017 Term Loan, (1-mo. LIBOR + 6.000%)	2,016,731	1,883,123
McGraw-Hill Global Education Holdings LLC, 6.439%, Due 5/4/2022, 2016 Term Loan B, (1-mo. LIBOR + 4.000%)	4,282,772	4,061,267

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 85.37% (continued)
Service - 19.21% (continued)
NEP/NCP Holdco, Inc., 5.689%, Due 10/20/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	$7,980,000	$7,962,524
New Millennium HoldCo, Inc., 8.939%, Due 12/21/2020, Exit Term Loan, (1-mo. LIBOR + 6.500%)	454,881	204,696
Newport Group, Inc., 6.365%, Due 9/13/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	6,484,415	6,423,656
PSC Industrial Holdings Corp., 6.190%, Due 10/3/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	5,847,626	5,823,241
Quad/Graphics, Inc., 7.440%, Due 1/31/2026, 2018 Term Loan B, (1-mo. LIBOR + 5.000%)	2,000,000	2,000,000
Red Ventures LLC, 5.439%, Due 11/8/2024, 2018 Term Loan B, (1-mo. LIBOR + 3.000%)	4,996,831	4,983,539
STG-Fairway Acquisitions, Inc., 7.689%, Due 6/30/2022, 2015 1st Lien Term Loan, (1-mo. LIBOR + 5.250%)	11,252,728	11,219,870
TEN-X LLC, 6.439%, Due 9/27/2024, 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	9,890,215	9,791,312
TKC Holdings, Inc.,
6.190%, Due 2/1/2023, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	10,178,605	10,089,542
Travelport Finance (Luxembourg) S.a.r.l.,
Due 3/13/2026, 2019 Term LoanF	14,631,000	13,966,460
Due 3/31/2027, 2019 2nd Lien Term LoanF	9,528,000	9,242,160
Tweddle Group, Inc., 6.930%, Due 9/17/2023, 2016 Term Loan, (1-mo. LIBOR + 4.500%)A B	329,037	290,737
Utility One Source LP, 7.938%, Due 4/18/2023, Term Loan B, (1-mo. LIBOR + 5.500%)	5,938,643	5,968,336
Verra Mobility Corp., 6.189%, Due 2/28/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	9,045,583	9,039,975
Vestcom Parent Holdings, Inc.,
6.439%, Due 12/19/2023, 2016 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	7,207,429	6,847,057
8.500%, Due 12/19/2023, 2016 1st Lien Term Loan, (3-mo. PRIME + 3.000%)	1,238	1,176
West Corp.,
5.939%, Due 10/10/2024, 2018 Term Loan B1, (1-mo. LIBOR + 3.500%)	6,738	6,232
6.022%, Due 10/10/2024, 2018 Term Loan B1, (3-mo. LIBOR + 3.500%)	2,668,050	2,467,946
6.439%, Due 10/10/2024, 2017 Term Loan, (1-mo. LIBOR + 4.000%)	30,567	28,441
6.522%, Due 10/10/2024, 2017 Term Loan, (3-mo. LIBOR + 4.000%)	12,043,540	11,205,551
William Morris Endeavor Entertainment LLC, 5.360%, Due 5/18/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 2.750%)	19,421,041	18,789,857
World Triathlon Corp., 6.851%, Due 6/26/2021, Term Loan, (3-mo. LIBOR + 4.250%)	2,923,274	2,923,274
WP CityMD Bidco LLC, 6.101%, Due 6/7/2024, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	8,412,433	8,260,000
Xplornet Communications, Inc., 6.601%, Due 9/9/2021, Term Loan B, (3-mo. LIBOR + 4.000%)	6,934,457	6,934,457
Yak Access LLC, 7.439%, Due 7/2/2025, 2018 1st Lien Term Loan B, (1-mo. LIBOR + 5.000%)	2,410,488	2,256,819

		343,547,821

Technology - 10.16%
24-7 Intouch, Inc., 6.689%, Due 8/20/2025, 2018 Term Loan, (1-mo. LIBOR + 4.250%)	3,109,734	2,954,247
Aptean, Inc., 6.689%, Due 3/29/2026, 2019 Term Loan, (1-mo. LIBOR + 4.250%)	1,743,000	1,743,732
AqGen Ascensus, Inc., 6.601%, Due 12/3/2022, 2017 Repriced Term Loan, (3-mo. LIBOR + 4.000%)	6,418,663	6,414,684
ConvergeOne Holdings Corp., 7.439%, Due 1/4/2026, 2019 Term Loan, (1-mo. LIBOR + 5.000%)	7,126,000	6,867,682
DigiCert, Inc.,
6.439%, Due 10/31/2024, 2017 Term Loan B1, (1-mo. LIBOR + 4.000%)	9,831,438	9,796,635
Dun & Bradstreet Corp. (The), 7.430%, Due 2/1/2026, Term Loan, (1-mo. LIBOR + 5.000%)	11,001,000	10,973,497
Dynatrace LLC, 5.689%, Due 8/22/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	5,677,259	5,665,904
EIG Investors Corp.,
6.180%, Due 2/9/2023, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	23,324	23,225
6.271%, Due 2/9/2023, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	4,345,461	4,326,993
Genuine Financial Holdings LLC, 6.189%, Due 7/12/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	8,214,720	8,163,378

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 85.37% (continued)
Technology - 10.16% (continued)
GI Revelation Acquisition LLC, 7.439%, Due 4/16/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	$6,429,415	$6,359,785
GrafTech Finance, Inc., 5.939%, Due 2/12/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	12,310,802	12,203,083
Help/Systems Holdings, Inc, Due 3/29/2025, 2018 1st Lien Term LoanF	2,000,000	1,987,500
ION Trading Technologies S.a.r.l., 6.651%, Due 11/21/2024, USD Incremental Term Loan B, (3-mo. LIBOR + 4.000%)	15,504,980	15,092,393
McAfee LLC, 6.178%, Due 9/30/2024, 2018 USD Term Loan B, (1-mo. LIBOR + 3.750%)	11,271,317	11,252,494
MLN US HoldCo LLC, 11.189%, Due 11/30/2026, 2018 2nd Lien Term Loan, (1-mo. LIBOR + 8.750%)	6,060,000	5,942,618
Natel Engineering Company, Inc., 7.439%, Due 4/30/2026, 2019 Term Loan B, (1-mo. LIBOR + 5.000%)	1,663,000	1,654,685
NeuStar, Inc., 10.439%, Due 8/8/2025, 2nd Lien Term Loan, (1-mo. LIBOR + 8.000%)	5,991,000	5,676,473
OEConnection LLC, 6.440%, Due 11/22/2024, 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	2,314,700	2,291,553
Perforce Intermediate Holdings LLC, 6.928%, Due 12/27/2024, Term Loan, (1-mo. LIBOR + 4.500%)	1,199,962	1,199,218
Ping Identity Corp., 6.189%, Due 1/24/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	5,230,774	5,211,158
Project Alpha Intermediate Holding, Inc., 6.780%, Due 4/26/2024, 2019 Incremental Term Loan B, (3-mo. LIBOR + 4.250%)	1,046,000	1,044,693
Riverbed Technology, Inc., 5.690%, Due 4/24/2022, 2016 Term Loan, (1-mo. LIBOR + 3.250%)	10,163,248	8,350,430
SciQuest, Inc., 6.439%, Due 12/28/2024, 2017 Term Loan, (PRIME + 4.000%)	4,496,088	4,428,646
Shift4 Payments LLC,
7.041%, Due 11/29/2024, 1st Lien Term Loan, (2-mo. LIBOR + 4.500%)	20,783	20,739
7.083%, Due 11/29/2024, 1st Lien Term Loan, (3-mo. LIBOR + 4.500%)	8,188,305	8,171,273
Sirius Computer Solutions, Inc., 4.250%, Due 5/20/2026, 2019 Term Loan B	1,142,000	1,140,573
SonicWALL, Inc., 6.020%, Due 5/16/2025, 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	4,975,000	4,831,969
Stars Group Holdings B.V., 6.101%, Due 7/10/2025, 2018 USD Incremental Term Loan, (3-mo. LIBOR + 3.500%)	4,676,958	4,674,760
TriTech Software Systems, 6.189%, Due 8/29/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	8,584,485	8,480,784
Ultimate Software Group, Inc., 6.274%, Due 5/4/2026, Term Loan B, (3-mo. LIBOR + 3.750%)	7,287,000	7,287,000
Verifone Systems, Inc., 6.520%, Due 8/20/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	2,493,470	2,458,661
Vero Parent, Inc., 6.939%, Due 8/16/2024, 2018 Term Loan B, (1-mo. LIBOR + 4.500%)	4,993,659	4,967,791

		181,658,256

Telecommunications - 3.63%
CenturyLink, Inc., 5.189%, Due 1/31/2025, 2017 Term Loan B, (1-mo. LIBOR + 2.750%)	5,221,150	5,073,235
Global Tel*Link Corp.,
6.689%, Due 11/29/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.250%)	2,911,966	2,911,966
10.689%, Due 11/29/2026, 2018 2nd Lien Term Loan, (1-mo. LIBOR + 8.250%)	3,530,000	3,452,799
Intelsat Jackson Holdings S.A.,
6.180%, Due 11/27/2023, 2017 Term Loan B3, (1-mo. LIBOR + 3.750%)	7,319,000	7,212,289
6.625%, Due 1/2/2024, 2017 Term Loan B5G	514,000	513,681
6.930%, Due 1/2/2024, 2017 Term Loan B4, (1-mo. LIBOR + 4.500%)	771,000	770,422
NeuStar, Inc., 5.939%, Due 8/8/2024, 2018 Term Loan B4, (1-mo. LIBOR + 3.500%)	7,829,814	7,545,983
QualTek USA LLC,
8.291%, Due 7/18/2025, 2018 1st Lien Term Loan, (2-mo. LIBOR + 5.750%)	61,593	59,591
8.333%, Due 7/18/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 5.750%)	8,453,620	8,178,877
Securus Technologies Holdings, Inc.,
6.939%, Due 11/1/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	8,957,503	8,554,415
10.689%, Due 11/1/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 8.250%)	7,951,000	7,593,205
U.S. Telepacific Corp., 7.601%, Due 5/2/2023, 2017 Term Loan B, (3-mo. LIBOR + 5.000%)	13,796,912	13,133,004

		64,999,467

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 85.37% (continued)
Transportation - 2.37%
Accuride Corp., 7.851%, Due 11/17/2023, 2017 Term Loan B, (3-mo. LIBOR + 5.250%)	$1,595,002	$1,431,515
Daseke, Inc., 7.439%, Due 2/27/2024, 2017 Term Loan B, (1-mo. LIBOR + 5.000%)	6,329,811	6,300,820
Entrans International LLC, 8.439%, Due 11/2/2024, 2018 Term Loan, (1-mo. LIBOR + 6.000%)	6,187,763	6,094,946
Gruden Acquisition, Inc., 8.101%, Due 8/18/2022, 2017 Term Loan, (3-mo. LIBOR + 5.500%)	5,849,224	5,790,732
Savage Enterprises LLC, 6.970%, Due 8/1/2025, 2018 1st Lien Term Loan B, (1-mo. LIBOR + 4.500%)	7,671,105	7,690,283
SMB Shipping Logistics LLC, 6.837%, Due 2/2/2024, 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	7,973,265	7,900,150
United Road Services, Inc., 7.689%, Due 9/1/2024, 2017 Term Loan B, (1-mo. LIBOR + 5.250%)	7,327,714	7,268,213

		42,476,659

Utilities - 0.85%
Frontera Generation Holdings LLC, 6.717%, Due 5/2/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.250%)	10,611,810	10,512,377
Lightstone Holdco LLC,
6.189%, Due 1/30/2024, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	4,182,876	4,133,226
6.189%, Due 1/30/2024, 2018 Term Loan C, (1-mo. LIBOR + 3.750%)	235,921	233,120
Star West Generation LLC, 7.190%, Due 3/13/2020, 2015 Term Loan B, (1-mo. LIBOR + 4.750%)	287,506	276,006

		15,154,729

Total Bank Loan Obligations (Cost $1,572,380,265)		1,527,051,588

CORPORATE OBLIGATIONS - 4.77%
Communications - 2.15%
CommScope, Inc., 5.500%, Due 6/15/2024H	10,000,000	9,300,000
EIG Investors Corp., 10.875%, Due 2/1/2024	8,000,000	8,380,000
Univision Communications, Inc.,
6.750%, Due 9/15/2022H	14,560,000	14,705,600
5.125%, Due 2/15/2025H	6,706,000	6,141,154

		38,526,754

Consumer, Cyclical - 0.57%
Constellation Merger Sub, Inc., 8.500%, Due 9/15/2025H	5,525,000	5,206,097
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, Due 6/1/2024H	5,000,000	5,062,500

		10,268,597

Consumer, Non-Cyclical - 1.69%
APX Group, Inc., 8.500%, Due 11/1/2024H	5,000,000	4,625,000
Hadrian Merger Sub, Inc., 8.500%, Due 5/1/2026H	3,442,000	3,248,388
HLF Financing Sarl LLC / Herbalife International, Inc., 7.250%, Due 8/15/2026H	8,000,000	7,920,000
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.750%, Due 12/1/2026H	13,642,000	14,356,977

		30,150,365

Energy - 0.14%
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 10.625%, Due 5/1/2024H	2,870,000	2,438,868

Technology - 0.22%
Riverbed Technology, Inc., 8.875%, Due 3/1/2023H	6,010,000	3,876,450

Total Corporate Obligations (Cost $87,753,960)		85,261,034

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2019 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 1.66%
Communications - 0.32%
Intelsat Jackson Holdings S.A., 9.750%, Due 7/15/2025H	$5,644,000	$5,683,621

Consumer, Cyclical - 1.34%
eG Global Finance PLC, 6.750%, Due 2/7/2025H	9,000,000	8,831,250
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.500%, Due 5/15/2027H	15,159,000	15,121,103

		23,952,353

Total Foreign Corporate Obligations (Cost $29,963,574)		29,635,974

	Shares
SHORT-TERM INVESTMENTS - 8.07% (Cost $144,333,204)
Investment Companies - 8.07%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.32%I J	144,333,204	144,333,204

TOTAL INVESTMENTS - 99.88% (Cost $1,834,639,610)		1,786,411,023
OTHER ASSETS, NET OF LIABILITIES - 0.12%		2,203,863

TOTAL NET ASSETS - 100.00%		$1,788,614,886

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A	Value was determined using significant unobservable inputs.
B	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $744,695 or 0.04% of net assets.
C	Non-income producing security.
D	Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
E

Unfunded Loan Commitment. At period end, the amount of unfunded loan commitments was $1,399,677 or 0.08% of net assets. Of this amount, $279,679, $319,087, $409,212 and $391,699 relate to Bulldog Purchaser, Inc., Heartland Dental LLC, Mavis Tire Express Services Corp. and Premise Health Holding Corp., respectively.

F	Coupon rates may not be available for bank loans that are unsettled and/or unfunded as of May 31, 2019.
G	Fixed Rate.
H

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $106,517,009 or 5.96% of net assets. The Fund has no right to demand registration of these securities.

I	The Fund is affiliated by having the same investment advisor.
J	7-day yield.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2019, the investments were classified as described below:

Sound Point Floating Rate Income Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$4,229	$—	$124,994	(1)	$129,223
Warrants	—	—	0	(1)	—
Bank Loan Obligations(2)	—	1,526,431,887	619,701		1,527,051,588
Corporate Obligations	—	85,261,034	—		85,261,034
Foreign Corporate Obligations	—	29,635,974	—		29,635,974
Short-Term Investments	144,333,204	—	—		144,333,204

Total Investments in Securities - Assets	$144,337,433	$1,641,328,895	$744,695		$1,786,411,023

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.
(2)	Unfunded loan commitments represent $1,399,677 at period end.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2019 (Unaudited)

U.S. GAAP requires transfers between all levels to/from level 3 to be disclosed. During the period ended May 31, 2019, there was a transfer from Level 2 to Level 3 using a private valuation service.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2018		Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 5/31/2019		Unrealized Appreciation (Depreciation) at Period end**
Common Stocks	$1,541,588	(1)	$148,244	$1,492,951	$—	$1,456,570	$(1,528,457)	$—	$—	$124,994	(1)	$(23,250)
Warrants	0	(1)	—	—	—	—	—	—	—	0	(1)	—
Bank Loan Obligations	12,650,811		37,688	12,267,378	7,791	(15,159)	(84,789)	290,737	—	619,701		669

	$14,192,399		$185,932	$13,760,329	$7,791	$1,441,411	$(1,613,246)	$290,737	$—	$744,695		$(22,581)

**

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

(1)	Investments held in the Fund’s portfolio with $0 fair value.

For the period ended May 31, 2019, one common stock and a warrant have been fair valued at $0 by the Valuation Committee. The remaining common stock valued at $124,994 and one bank loan obligation valued at $290,737 have been fair valued using a private valuation service. The remaining bank loan obligations valued at $328,964 have been classified as Level 3 due to valuations based on single broker quotes.

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

May 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.58%
Communication Services - 2.61%
Diversified Telecommunication Services - 2.61%
Verizon Communications, Inc.	494,539	$26,878,195

Consumer Discretionary - 8.05%
Hotels, Restaurants & Leisure - 3.99%
Carnival Corp.	802,890	41,099,939

Multiline Retail - 1.94%
Target Corp.	249,300	20,056,185

Specialty Retail - 2.12%
Lowe’s Cos, Inc.	234,938	21,915,017

Total Consumer Discretionary		83,071,141

Consumer Staples - 10.86%
Beverages - 5.56%
Coca-Cola Co.	384,537	18,892,303
Diageo PLC, Sponsored ADR	228,790	38,450,447

		57,342,750

Food Products - 2.21%
Nestle S.A., Sponsored ADR	230,100	22,816,716

Tobacco - 3.09%
Altria Group, Inc.	424,401	20,821,113
Philip Morris International, Inc.	142,670	11,004,137

		31,825,250

Total Consumer Staples		111,984,716

Energy - 3.84%
Oil, Gas & Consumable Fuels - 3.84%
Chevron Corp.	197,454	22,480,138
Kinder Morgan, Inc.	857,475	17,106,626

		39,586,764

Total Energy		39,586,764

Financials - 14.80%
Banks - 3.52%
Wells Fargo & Co.	817,883	36,289,469

Capital Markets - 5.09%
BlackRock, Inc.	79,722	33,129,274
Franklin Resources, Inc.	609,200	19,384,744

		52,514,018

Diversified Financial Services - 2.22%
Berkshire Hathaway, Inc., Class BA	115,720	22,845,442

Insurance - 3.97%
Cincinnati Financial Corp.	416,671	40,933,759

Total Financials		152,582,688

Health Care - 10.19%
Pharmaceuticals - 10.19%
Johnson & Johnson	259,642	34,052,048
Merck & Co., Inc.	491,993	38,970,766

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

May 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.58% (continued)
Health Care - 10.19% (continued)
Pharmaceuticals - 10.19% (continued)
Pfizer, Inc.	771,183	$32,019,518

		105,042,332

Total Health Care		105,042,332

Industrials - 14.81%
Air Freight & Logistics - 2.59%
United Parcel Service, Inc., Class B	287,871	26,748,973

Airlines - 3.06%
Delta Air Lines, Inc.	611,850	31,510,275

Machinery - 1.82%
PACCAR, Inc.	285,513	18,792,466

Road & Rail - 4.06%
Norfolk Southern Corp.	214,640	41,884,850

Trading Companies & Distributors - 3.28%
Fastenal Co.	1,105,200	33,808,068

Total Industrials		152,744,632

Information Technology - 21.07%
Communications Equipment - 4.20%
Cisco Systems, Inc.	833,340	43,358,680

IT Services - 3.06%
Paychex, Inc.	367,591	31,535,632

Semiconductors & Semiconductor Equipment - 6.20%
Intel Corp.	698,141	30,746,130
Texas Instruments, Inc.	317,930	33,163,278

		63,909,408

Software - 2.94%
Microsoft Corp.	244,938	30,293,932

Technology Hardware, Storage & Peripherals - 4.67%
Apple, Inc.	275,053	48,153,529

Total Information Technology		217,251,181

Materials - 1.16%
Chemicals - 1.16%
NewMarket Corp.	30,901	11,958,687

Real Estate - 3.30%
Equity Real Estate Investment Trusts (REITs) - 3.30%
Crown Castle International Corp.	262,150	34,082,121

Utilities - 2.89%
Electric Utilities - 1.73%
Duke Energy Corp.	208,681	17,865,180

Multi-Utilities - 1.16%
Dominion Energy, Inc.	159,338	11,979,031

Total Utilities		29,844,211

Total Common Stocks (Cost $768,094,494)		965,026,668

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

May 31, 2019 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 5.87% (Cost $60,566,258)
Investment Companies - 5.87%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.32%B C	60,566,258	$60,566,258

TOTAL INVESTMENTS - 99.45% (Cost $828,660,752)		1,025,592,926
OTHER ASSETS, NET OF LIABILITIES - 0.55%		5,679,562

TOTAL NET ASSETS - 100.00%		$1,031,272,488

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Long Futures Contracts Open on May 31, 2019:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	408	June 2019	$57,243,630	$56,153,040	$(1,090,590)

			$57,243,630	$56,153,040	$(1,090,590)

Index Abbreviations:
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2019, the investments were classified as described below:

The London Company Income Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$965,026,668	$—	$—	$965,026,668
Short-Term Investments	60,566,258	—	—	60,566,258

Total Investments in Securities - Assets	$1,025,592,926	$—	$—	$1,025,592,926

Financial Derivative Instruments - Liabilities
Futures Contracts	$(1,090,590)	$—	$—	$(1,090,590)

Total Financial Derivative Instruments - Liabilities	$(1,090,590)	$—	$—	$(1,090,590)

U.S. GAAP requires transfers between all levels to/from level 3 to be disclosed. During the period ended May 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.58%
Communication Services - 2.41%
Interactive Media & Services - 0.19%
TravelzooA	8,023	$136,471

Media - 2.11%
Entravision Communications Corp., Class A	31,874	93,710
Loral Space & Communications, Inc.A	7,857	266,352
MSG Networks, Inc., Class AA	25,425	536,721
National CineMedia, Inc.	20,326	133,135
Saga Communications, Inc., Class A	2,384	69,374
Scholastic Corp.	10,263	339,603
TechTarget, Inc.A	5,111	96,598

		1,535,493

Wireless Telecommunication Services - 0.11%
Spok Holdings, Inc.	5,344	82,565

Total Communication Services		1,754,529

Consumer Discretionary - 9.09%
Auto Components - 0.89%
LCI Industries	6,863	568,737
Shiloh Industries, Inc.A	19,568	79,055

		647,792

Distributors - 0.18%
Weyco Group, Inc.	5,102	127,652

Diversified Consumer Services - 1.49%
American Public Education, Inc.A	7,895	220,902
Career Education Corp.A	45,987	863,176

		1,084,078

Hotels, Restaurants & Leisure - 0.53%
Monarch Casino & Resort, Inc.A	4,337	186,621
Nathan’s Famous, Inc.	1,455	98,358
RCI Hospitality Holdings, Inc.	4,025	65,446
Town Sports International Holdings, Inc.A	14,184	36,453

		386,878

Household Durables - 1.10%
Bassett Furniture Industries, Inc.	6,036	88,669
Flexsteel Industries, Inc.	3,189	54,691
Green Brick Partners, Inc.A	53,027	460,805
Hooker Furniture Corp.	7,433	199,427

		803,592

Internet & Direct Marketing Retail - 0.55%
1-800-Flowers.com, Inc., Class AA	18,501	337,828
Leaf Group Ltd.A	9,108	65,487

		403,315

Leisure Products - 1.35%
Escalade, Inc.	11,755	130,833
Johnson Outdoors, Inc., Class A	3,913	288,819
Marine Products Corp.	20,799	287,858
MasterCraft Boat Holdings, Inc.A	13,741	272,896

		980,406

Specialty Retail - 2.48%
America’s Car-Mart, Inc.A	4,116	354,387
Citi Trends, Inc.	5,723	78,291
Haverty Furniture Cos, Inc.	9,124	158,849

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.58% (continued)
Consumer Discretionary - 9.09% (continued)
Specialty Retail - 2.48% (continued)
J. Jill, Inc.	24,662	$36,500
Office Depot, Inc.	286,235	561,020
RTW RetailWinds, Inc.	40,170	76,725
Sonic Automotive, Inc., Class A	10,014	174,544
Sportsman’s Warehouse Holdings, Inc.A	25,785	94,889
Winmark Corp.	1,611	265,557

		1,800,762

Textiles, Apparel & Luxury Goods - 0.52%
Culp, Inc.	6,615	113,976
Rocky Brands, Inc.	3,647	89,206
Superior Group of Cos., Inc.	10,966	175,566

		378,748

Total Consumer Discretionary		6,613,223

Consumer Staples - 2.69%
Beverages - 0.45%
National Beverage Corp.B	7,249	327,292

Food & Staples Retailing - 0.75%
Ingles Markets, Inc., Class A	4,718	140,643
SpartanNash Co.	12,129	139,969
Village Super Market, Inc., Class A	4,104	108,674
Weis Markets, Inc.	4,174	157,777

		547,063

Household Products - 0.28%
Central Garden & Pet Co., Class AA	8,098	207,066

Personal Products - 0.79%
Inter Parfums, Inc.	8,871	574,664

Tobacco - 0.42%
Turning Point Brands, Inc.	6,141	302,322

Total Consumer Staples		1,958,407

Energy - 2.37%
Energy Equipment & Services - 0.42%
Mammoth Energy Services, Inc.B	24,665	258,982
RigNet, Inc.A	5,450	45,453

		304,435

Oil, Gas & Consumable Fuels - 1.95%
Adams Resources & Energy, Inc.	1,849	62,959
Evolution Petroleum Corp.	11,047	67,497
Goodrich Petroleum Corp.A	5,718	66,157
Hallador Energy Co.	12,806	72,482
NACCO Industries, Inc., Class A	2,209	110,362
Panhandle Oil and Gas, Inc., Class A	4,424	58,618
Par Pacific Holdings, Inc.A	14,527	284,729
Renewable Energy Group, Inc.A	12,889	201,584
SilverBow Resources, Inc.A	11,877	169,485
W&T Offshore, Inc.A	77,176	324,139

		1,418,012

Total Energy		1,722,447

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.58% (continued)
Financials - 19.63%
Banks - 11.98%
ACNB Corp.	2,717	$96,997
American National Bankshares, Inc.	3,457	120,580
BancFirst Corp.	12,529	654,390
Bar Harbor Bankshares	3,469	81,972
Bryn Mawr Bank Corp.	7,929	289,884
C&F Financial Corp.	1,074	51,616
Central Valley Community Bancorp	4,765	93,489
Civista Bancshares, Inc.	7,347	159,430
CNB Financial Corp.	6,234	154,291
Codorus Valley Bancorp, Inc.	3,158	66,381
Community Financial Corp.	2,172	67,397
County Bancorp, Inc.	4,117	70,895
Enterprise Bancorp, Inc.	2,949	82,690
Evans Bancorp, Inc.	1,862	65,338
Farmers National Banc Corp.	6,554	88,151
First Bancorp, Inc.	2,628	66,436
First Financial Corp.	5,828	220,473
First Mid Bancshares, Inc.	7,129	238,251
Great Southern Bancorp, Inc.	5,515	304,538
Horizon Bancorp, Inc.	15,791	244,918
International Bancshares Corp.	14,973	545,916
LCNB Corp.	4,902	83,187
Live Oak Bancshares, Inc.B	15,019	233,245
Macatawa Bank Corp.	12,034	122,145
Middlefield Banc Corp.	1,558	61,167
Midland States Bancorp, Inc.	11,079	271,435
MutualFirst Financial, Inc.	3,768	112,588
Nicolet Bankshares, Inc.A	3,344	195,591
Northeast BankA	3,638	75,161
Northrim BanCorp, Inc.	2,541	84,946
Oak Valley Bancorp	3,159	59,421
Old Second Bancorp, Inc.	10,812	131,906
Orrstown Financial Services, Inc.	3,590	76,252
Pacific City Financial Corp.	6,989	119,302
Pacific Mercantile BancorpA	8,091	62,867
Parke Bancorp, Inc.	4,788	97,196
Peoples Bancorp, Inc.	7,899	244,158
Peoples Financial Services Corp.	1,812	78,641
Premier Financial Bancorp, Inc.	5,347	83,467
QCR Holdings, Inc.	6,909	221,641
Renasant Corp.	20,559	694,894
Republic Bancorp, Inc., Class A	8,450	387,348
Shore Bancshares, Inc.	4,928	75,645
Stock Yards Bancorp, Inc.	7,158	238,576
Summit Financial Group, Inc.	4,854	120,137
Towne Bank	28,088	712,312
United Security Bancshares	6,538	66,688
Unity Bancorp, Inc.	5,295	106,694
West Bancorporation, Inc.	6,332	131,706

		8,712,349

Capital Markets - 1.72%
B. Riley Financial, Inc.	6,680	132,465
Cohen & Steers, Inc.	13,891	711,497
Diamond Hill Investment Group, Inc.	906	130,011
Donnelley Financial Solutions, Inc.A	6,810	83,967
GAMCO Investors, Inc., Class A	4,856	82,795
Pzena Investment Management, Inc., Class A	6,855	60,598

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.58% (continued)
Financials - 19.63% (continued)
Capital Markets - 1.72% (continued)
Westwood Holdings Group, Inc.	1,719	$50,315

		1,251,648

Consumer Finance - 0.55%
Enova International, Inc.A	13,305	284,062
EZCORP, Inc., Class AA	13,485	118,398

		402,460

Diversified Financial Services - 0.18%
Marlin Business Services Corp.	5,724	127,645

Insurance - 2.97%
Enstar Group Ltd.A	5,540	910,776
Independence Holding Co.	3,617	135,023
Investors Title Co.	435	67,168
National General Holdings Corp.	42,248	959,875
NI Holdings, Inc.A	5,241	88,782

		2,161,624

Mortgage Real Estate Investment Trusts (REITs) - 0.16%
Great Ajax Corp.	9,112	115,723

Thrifts & Mortgage Finance - 2.07%
First Defiance Financial Corp.	7,778	210,784
Home Bancorp, Inc.	3,894	138,821
Mr Cooper Group, Inc.A	61,002	461,785
Southern Missouri Bancorp, Inc.	4,025	131,115
Waterstone Financial, Inc.	6,818	112,565
WSFS Financial Corp.	11,241	446,155

		1,501,225

Total Financials		14,272,674

Health Care - 16.38%
Biotechnology - 2.99%
Anika Therapeutics, Inc.A	1,927	73,226
Avid Bioservices, Inc.A	32,136	125,009
BioSpecifics Technologies Corp.A	1,879	111,143
ChemoCentryx, Inc.A	12,956	146,144
Emergent BioSolutions, Inc.A	1,340	53,493
Enanta Pharmaceuticals, Inc.A	1,616	146,200
Fennec Pharmaceuticals, Inc.A	17,709	66,409
FibroGen, Inc.A	1,272	46,097
Genomic Health, Inc.A	6,458	337,430
Halozyme Therapeutics, Inc.A	8,407	124,003
Myriad Genetics, Inc.A	2,816	69,752
Natera, Inc.A	9,675	221,557
PDL BioPharma, Inc.A	30,217	85,212
Repligen Corp.A	2,665	185,138
Retrophin, Inc.A	5,970	110,624
Vanda Pharmaceuticals, Inc.A	3,634	53,347
Veracyte, Inc.A	6,689	151,573
Xencor, Inc.A	2,204	67,971

		2,174,328

Health Care Equipment & Supplies - 5.03%
AtriCure, Inc.A	6,355	186,202
Atrion Corp.	356	314,423
AxoGen, Inc.A	5,413	113,294
Cardiovascular Systems, Inc.A	2,744	106,879

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.58% (continued)
Health Care - 16.38% (continued)
Health Care Equipment & Supplies - 5.03% (continued)
CONMED Corp.	5,882	$473,383
FONAR Corp.A	2,905	55,776
Lantheus Holdings, Inc.A	6,798	163,084
LeMaitre Vascular, Inc.	2,537	65,480
Meridian Bioscience, Inc.	12,185	137,691
Neogen Corp.A	11,051	622,724
Orthofix Medical, Inc.A	3,567	175,960
Quidel Corp.A	9,793	541,553
RTI Surgical, Inc.A	15,769	66,703
SeaSpine Holdings Corp.A	4,275	58,268
STAAR Surgical Co.A	7,261	168,237
Surmodics, Inc.A	2,349	95,275
Utah Medical Products, Inc.	1,007	80,308
Varex Imaging Corp.A	8,809	235,024

		3,660,264

Health Care Providers & Services - 4.61%
Addus HomeCare Corp.A	3,868	264,494
Amedisys, Inc.A	6,627	744,278
CorVel Corp.A	4,361	322,627
Cross Country Healthcare, Inc.A	7,387	52,521
Ensign Group, Inc.	15,510	826,063
Magellan Health, Inc.A	4,361	287,957
National HealthCare Corp.	3,100	240,777
National Research Corp., Class A	9,630	491,034
RadNet, Inc.A	10,386	125,463

		3,355,214

Health Care Technology - 1.61%
HealthStream, Inc.A	4,952	123,800
NextGen Healthcare, Inc.A	15,314	294,794
Omnicell, Inc.A	9,471	752,471

		1,171,065

Life Sciences Tools & Services - 0.92%
Harvard Bioscience, Inc.A	22,124	50,221
Luminex Corp.	8,909	187,980
NeoGenomics, Inc.A	19,825	430,401

		668,602

Pharmaceuticals - 1.22%
Corcept Therapeutics, Inc.A B	17,940	175,453
Innoviva, Inc.A	36,304	496,276
Phibro Animal Health Corp., Class A	7,229	213,834

		885,563

Total Health Care		11,915,036

Industrials - 16.61%
Air Freight & Logistics - 0.14%
Radiant Logistics, Inc.A	16,025	101,919

Airlines - 0.42%
SkyWest, Inc.	5,186	304,522

Building Products - 2.89%
Apogee Enterprises, Inc.	7,279	263,864
Builders FirstSource, Inc.A	36,914	519,749
CSW Industrials, Inc.	4,934	315,431
Patrick Industries, Inc.A	8,883	362,337

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.58% (continued)
Industrials - 16.61% (continued)
Building Products - 2.89% (continued)
Universal Forest Products, Inc.	19,808	$638,808

		2,100,189

Commercial Services & Supplies - 4.97%
ACCO Brands Corp.	44,228	325,076
Deluxe Corp.	14,417	536,312
Ennis, Inc.	9,508	176,088
Herman Miller, Inc.	19,438	689,855
HNI Corp.	11,598	384,590
Interface, Inc.	17,462	252,675
Kimball International, Inc., Class B	9,016	139,207
Knoll, Inc.	13,693	268,931
Matthews International Corp., Class A	11,865	403,766
NL Industries, Inc.A	54,919	179,585
SP Plus Corp.A	6,673	207,063
VSE Corp.	2,284	55,067

		3,618,215

Electrical Equipment - 0.08%
Preformed Line Products Co.	1,307	61,442

Machinery - 2.64%
Blue Bird Corp.A	6,232	117,286
Columbus McKinnon Corp.	3,783	137,172
Commercial Vehicle Group, Inc.A	17,512	108,750
Franklin Electric Co., Inc.	15,117	662,578
Lydall, Inc.A	3,553	64,238
Miller Industries, Inc.	2,684	71,260
Omega Flex, Inc.	2,188	186,899
Park-Ohio Holdings Corp.	7,477	233,432
Standex International Corp.	3,726	242,339
Twin Disc, Inc.A	6,450	93,009

		1,916,963

Professional Services - 1.79%
Forrester Research, Inc.	5,372	244,587
GP Strategies Corp.A	5,454	74,393
Kelly Services, Inc., Class A	15,740	369,890
Kforce, Inc.	8,540	296,765
Resources Connection, Inc.	5,826	89,429
TrueBlue, Inc.A	10,589	224,910

		1,299,974

Road & Rail - 0.34%
Universal Logistics Holdings, Inc.	13,264	250,292

Trading Companies & Distributors - 3.34%
Applied Industrial Technologies, Inc.	11,883	645,603
BMC Stock Holdings, Inc.A	22,288	446,429
Foundation Building Materials, Inc.A	14,435	218,979
H&E Equipment Services, Inc.	8,073	196,255
Lawson Products, Inc.A	2,948	108,133
Rush Enterprises, Inc., Class A	12,052	425,074
Systemax, Inc.	14,312	294,684
Willis Lease Finance Corp.A	1,832	91,233

		2,426,390

Total Industrials		12,079,906

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.58% (continued)
Information Technology - 16.66%
Communications Equipment - 1.37%
Clearfield, Inc.A	5,784	$76,869
DASAN Zhone Solutions, Inc.A	5,944	77,748
Plantronics, Inc.	15,591	640,322
Ribbon Communications, Inc.A	46,783	199,764

		994,703

Electronic Equipment, Instruments & Components - 5.41%
Anixter International, Inc.A	12,426	663,051
AVX Corp.	66,499	983,520
Bel Fuse, Inc., Class B	4,553	78,676
CTS Corp.	9,978	264,018
ePlus, Inc.A	4,160	293,946
Insight Enterprises, Inc.A	14,589	751,042
Kimball Electronics, Inc.A	6,662	94,933
Napco Security Technologies, Inc.A	4,427	118,289
PC Connection, Inc.	11,358	360,503
ScanSource, Inc.A	11,190	326,860

		3,934,838

IT Services - 3.57%
CSG Systems International, Inc.	11,296	506,626
Hackett Group, Inc.	9,859	158,631
Information Services Group, Inc.A	19,382	60,278
NIC, Inc.	11,851	189,142
Presidio, Inc.	41,481	549,623
PRGX Global, Inc.A	6,878	44,913
Sykes Enterprises, Inc.A	17,107	423,569
TTEC Holdings, Inc.	16,852	668,688

		2,601,470

Semiconductors & Semiconductor Equipment - 3.27%
Advanced Energy Industries, Inc.A	6,659	334,082
Alpha & Omega Semiconductor Ltd.A	8,953	76,459
Amkor Technology, Inc.A	78,199	506,730
Cohu, Inc.	11,877	172,810
Entegris, Inc.	37,495	1,287,578

		2,377,659

Software - 3.04%
American Software, Inc., Class A	7,087	89,792
Ebix, Inc.B	8,745	410,403
j2 Global, Inc.	15,203	1,281,461
MajescoA	11,407	101,864
QAD, Inc., Class A	4,164	179,885
Zix Corp.A	16,331	146,326

		2,209,731

Total Information Technology		12,118,401

Materials - 3.75%
Chemicals - 3.38%
Chase Corp.	2,474	251,581
Hawkins, Inc.	3,097	110,129
Innophos Holdings, Inc.	5,277	140,315
Innospec, Inc.	9,493	766,180
Koppers Holdings, Inc.A	8,207	218,799
Kronos Worldwide, Inc.	41,038	517,489
OMNOVA Solutions, Inc.A	15,647	88,719
Tredegar Corp.	7,256	113,121

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.58% (continued)
Materials - 3.75% (continued)
Chemicals - 3.38% (continued)
Valhi, Inc.	126,482	$252,964

		2,459,297

Construction Materials - 0.18%
United States Lime & Minerals, Inc.	1,586	129,513

Metals & Mining - 0.19%
Olympic Steel, Inc.	3,667	45,397
Synalloy Corp.	4,978	92,392

		137,789

Total Materials		2,726,599

Real Estate - 6.15%
Equity Real Estate Investment Trusts (REITs) - 4.66%
Alexander’s, Inc.	1,227	451,536
BRT Apartments Corp.	8,532	107,674
LTC Properties, Inc.	10,047	449,603
NexPoint Residential Trust, Inc.	6,500	260,520
One Liberty Properties, Inc.	4,648	132,654
PotlatchDeltic Corp.	14,580	490,617
PS Business Parks, Inc.	5,315	855,290
Saul Centers, Inc.	5,241	281,389
Xenia Hotels & Resorts, Inc.	17,320	362,161

		3,391,444

Real Estate Management & Development - 1.49%
Consolidated-Tomoka Land Co.	1,807	108,059
Forestar Group, Inc.A	7,975	142,832
Griffin Industrial Realty, Inc.	685	25,448
Marcus & Millichap, Inc.A	11,294	344,919
Maui Land & Pineapple Co., Inc.A	5,405	55,780
RE/MAX Holdings, Inc., Class A	2,518	74,583
RMR Group, Inc., Class A	5,316	256,337
Stratus Properties, Inc.A	2,567	72,133

		1,080,091

Total Real Estate		4,471,535

Utilities - 2.84%
Electric Utilities - 1.77%
MGE Energy, Inc.	8,726	578,010
Otter Tail Corp.	14,224	706,506

		1,284,516

Gas Utilities - 0.08%
RGC Resources, Inc.	2,271	61,839

Multi-Utilities - 0.21%
Unitil Corp.	2,624	149,201

Water Utilities - 0.78%
Artesian Resources Corp., Class A	2,305	82,081
Consolidated Water Co., Ltd.	5,583	75,650
Middlesex Water Co.	5,133	303,668

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.58% (continued)
Utilities - 2.84% (continued)
Water Utilities - 0.78% (continued)
York Water Co.	3,008	$103,716

		565,115

Total Utilities		2,060,671

Total Common Stocks (Cost $73,086,399)		71,693,428

SHORT-TERM INVESTMENTS - 1.16% (Cost $843,253)
Investment Companies - 1.16%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.32%C D	843,253	843,253

SECURITIES LENDING COLLATERAL - 1.16% (Cost $846,843)
Investment Companies - 1.16%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.32%C D	846,843	846,843

TOTAL INVESTMENTS - 100.90% (Cost $74,776,495)		73,383,524
LIABILITIES, NET OF OTHER ASSETS - (0.90%)		(656,514)

TOTAL NET ASSETS - 100.00%		$72,727,010

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at May 31, 2019.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

Long Futures Contracts Open on May 31, 2019:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	11	June 2019	$849,151	$806,575	$(42,576)

			$849,151	$806,575	$(42,576)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2019, the investments were classified as described below:

Zebra Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$71,693,428	$—	$—	$71,693,428
Short-Term Investments	843,253	—	—	843,253
Securities Lending Collateral	846,843	—	—	846,843

Total Investments in Securities - Assets	$73,383,524	$—	$—	$73,383,524

Financial Derivative Instruments - Liabilities
Futures Contracts	$(42,576)	$—	$—	$(42,576)

Total Financial Derivative Instruments - Liabilities	$(42,576)	$—	$—	$(42,576)

U.S. GAAP requires transfers between all levels to/from level 3 to be disclosed. During the period ended May 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2019 (Unaudited)

Organization

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. As of May 31, 2019, the Trust consists of thirty-three active series, four of which are presented in this filing: American Beacon SiM High Yield Opportunities Fund, American Beacon Sound Point Floating Rate Income Fund, American Beacon The London Company Income Equity Fund, and American Beacon Zebra Small Cap Equity Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. The remaining twenty-nine active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2019 (Unaudited)

The valuation of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2019 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.
Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2019 (Unaudited)

exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2019 (Unaudited)

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints win the event of a bowrrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of May 31, 2019, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received		Total Collateral Received
Zebra Small Cap Equity	$795,217	$846,843	$	—	$846,843

Cash collateral is listed on the Fund’s Schedule of Investments.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the four year period ended August 31, 2018 remains subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of May 31, 2019, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SiM High Yield Opportunities	$1,136,298,120	$14,169,697	$(47,611,042)	$(33,441,345)
Sound Point Floating Rate Income	1,834,639,610	2,933,233	(51,161,820)	(48,228,587)
The London Company Income Equity	828,660,752	217,138,866	(20,206,692)	196,932,174
Zebra Small Cap Equity	74,776,495	6,540,326	(7,933,297)	(1,392,971)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2019 (Unaudited)

As of August 31, 2018 the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Sound Point Floating Rate Income	$10,997,192	$1,394,882

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON SOUND POINT ENHANCED INCOME FUND

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: July 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: July 26, 2019

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: July 26, 2019